SHORT TERM BANK CREDIT	12 Months Ended
Dec. 31, 2012
SHORT TERM BANK CREDIT [Abstract]
SHORT TERM BANK CREDIT
NOTE 7:-	SHORT TERM BANK CREDIT

a.
In September 2012, the Company received a credit facility from a bank in an amount of $1,500. The facility has an initial 6 month term, and may be renewed for additional periods based on compliance with certain covenants and according to the bank's decision. As of December 31, 2012 the Company didn't meet certain covenants; however the bank agreed to continue extending the facility until July 15, 2013. The facility carries interest rates varying between LIBOR + 3.25%-4% for USD denominated advances and Prime + 1-2% for NIS denominated advances, and is secured by a floating charge on all of the Company's assets.

Under this facility the Company used as of December, 31 2012 $714 as short bank credit with a term of 3 months, bearing interest of Libor +3% and $750 as a short term loan (see Note 8b).

b.
During 2012 the Company obtained from another bank certain short term credits in return for balances due from customers. As of December 31, 2012 such credits amounted to $338. During January and February 2013 the credits were repaid.